Related Party Transactions (Detail) - Roark Capital Management [Member] - Majority Shareholder [Member] - USD ($) $ in Thousands	1 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended
	Jun. 27, 2015	Sep. 27, 2014	Sep. 26, 2015	Sep. 27, 2014	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
Related Party Transaction [Line Items]
Management fee payable					$ 412
Management fee, percentage increase					3.00%
Related party agreement, term					10 years
Related party transaction, expenses from transactions with related party		$ 111	$ 3,500	$ 338	$ 449	$ 436	$ 422
Loss on contract termination	$ 3,300
Quarterly Installment [Member]
Related Party Transaction [Line Items]
Management fee payable					$ 103